Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Separation-related adjustments
Separation-related adjustments

	As of December 31,	Separation- Related	As of January 1,
	2021	Adjustment	2022
Assets
Current:
Cash and equivalents	$14,376,523	$(8)	$14,376,515
Related party receivable	220,000	—	220,000
Other current assets	21,140	(8,567)	12,573

Total current assets	14,617,663	(8,575)	14,609,088

Capitalized software, net	699,753	(699,753)	—

Total assets	15,317,416	(708,328)	14,609,088

Liabilities and Net Parent Equity
Current:
Accounts payable	877,641	(718,233)	159,408
Derivative financial instruments	32,226	(32,226)	—
Other payables	616,156	1,015,672	1,631,828

Total current liabilities	1,526,023	265,213	1,791,236

Other noncurrent payables	702,921	(297,921)	405,000

	2,228,944	(32,708)	2,196,236

Net parent equity
Net parent investment	13,120,698	(707,846)	12,412,852
Accumulated other comprehensive income/ (loss)	(32,226)	32,226	—

Total net parent equity	13,088,472	(675,620)	12,412,852

Total liabilities and net parent equity	$15,317,416	$(708,328)	$14,609,088

Summary of Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. The indirect costs are not included in the information analyzed by the CODM. In addition, because Eve did not have any assets, they were not presented in the information provided to the CODM. The information provided to the CODM are as follows:

	Three Months Ended March 31,
Segments R&D expenses	2022	2021
eVTOL	$(7,704,151)	$(1,711,074)
UATM	(1,410,536)	(180,577)

Total segments expenses	(9,114,687)	(1,891,651)
Corporate/Unallocated amounts
Selling, general and administrative	(808,766)	(327,943)

Loss from operations	(9,923,453)	(2,219,594)

Financial and foreign exchange gain, net	422,712	2,474

Loss before income taxes	$(9,500,741)	$(2,217,120)

The CODM receives information related to the operating results based on the directly attributable cost by each R&D project. As the UAM Business was operated within the Embraer Corporate infrastructure, the indirect costs are not included in the information analyzed by the CODM. Assets information by segment is not presented to the CODM. The information provided to the CODM are as follows:

	Year Ended December 31,
Segments R&D expenses	2021	2020	2019
eVTOL	$(11,207,794)	$(7,583,456)	$(5,255,068)
UATM	(2,071,986)	(774,587)	(692,226)

Total segments expenses	(13,279,780)	(8,358,043)	(5,947,294)
Corporate/ Unallocated amounts
Selling, general and administrative	(2,509,859)	(1,233,876)	(1,739,815)

Loss from operations	(15,789,639)	(9,591,919)	(7,687,109)

Foreign currency gain/ (loss)	(77,147)	(34,023)	1,590

Loss before income taxes	$(15,866,786)	$(9,625,942)	$(7,685,519)

ZANITE ACQUISITION CORP [Member]
Summary of Earnings Per Share Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2022		For the Three Months Ended March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$4,317,424	$1,079,356	$9,397,662	$2,349,416
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per common share	$0.19	$0.19	$0.41	$0.41

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period from August 7, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$11,617,442	$2,904,361	$(10,335,410)	$(6,327,257)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	6,616,438	4,050,532

Basic and diluted net income (loss) per common share	$0.51	$0.51	$(1.56)	$(1.56)